ADVANCE FROM CUSTOMERS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Advance From Customers Disclosure [Line Items]
Increase (Decrease) In Customer Advances	$ (683)	$ 7,378	$ 1,146
Hualu Engineering Technology Co., Ltd [Member]
Advance From Customers Disclosure [Line Items]
Increase (Decrease) In Customer Advances	$ 700
Increase In Customer Advances Percentage	8.00%
Maximum [Member]
Advance From Customers Disclosure [Line Items]
Percentage Of Contract Price Received From Customers	30.00%
Minimum [Member]
Advance From Customers Disclosure [Line Items]
Percentage Of Contract Price Received From Customers	10.00%